Organization and business background	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business background

Note 1 - Organization and business background

On April 22, 2022, 26 Rafael Sdn. Bhd. (“The Target Company”) was incorporated under the laws of Malaysia and was owned by two individual shareholders. On September 4, 2026, 26 Rafael was reorganized as a wholly owned subsidiary of Aberfeldy Holdings Limited.

The Target Company is an AI-specialist company providing end-to-end full-cycle services designed to empower enterprises to transition seamlessly from raw data to intelligent applications. Its business is structured around five interconnected AI-related modules, together forming a closed-loop system in which data generation, model refinement, and operational feedback continuously reinforce one another. Its services are tailored to specialist industries such as healthcare, industrial manufacturing and autonomous driving.

Aberfeldy Holdings Limited was incorporated under the laws of the Republic of Seychelles on August 6, 2024 and issued 10,000 ordinary shares at US$1 each to A.I.W Corporate Services Limited and its ordinary shares was subsequently transferred to two individual shareholders on May 15, 2025.

As of April 30, 2025, details of subsidiary of Aberfeldy Holdings Limited are set out below:

	Date of	Country of	Percentage of direct	Principal
Entity	incorporation	incorporation	or indirect ownership	activities
Aberfeldy Holdings Limited	August 6, 2024	Republic of Seychelles	Parent	Holding Company
26 Rafael Sdn. Bhd.	April 22, 2022	Malaysia	100%	Data-to-AI, End-to-End Solutions

Note 1 - Organization and business background

On April 22, 2022, 26 Rafael Sdn. Bhd. (“The Target Company”) was incorporated under the laws of Malaysia and was owned by two individual shareholders. On September 4, 2026, 26 Rafael was reorganized as a wholly owned subsidiary of Aberfeldy Holdings Limited.

The Target Company is an AI-specialist company providing end-to-end full-cycle services designed to empower enterprises to transition seamlessly from raw data to intelligent applications. Its business is structured around five interconnected AI-related modules, together forming a closed-loop system in which data generation, model refinement, and operational feedback continuously reinforce one another. Its services are tailored to specialist industries such as healthcare, industrial manufacturing and autonomous driving.

Aberfeldy Holdings Limited was incorporated under the laws of the Republic of Seychelles on August 6, 2024 and issued 10,000 ordinary shares at US$1 each to A.I.W Corporate Services Limited and its ordinary shares was subsequently transferred to two individual shareholders on May 15, 2025.

As of April 30, 2025, details of subsidiary of Aberfeldy Holdings Limited are set out below:

	Date of	Country of	Percentage of direct	Principal
Entity	incorporation	incorporation	or indirect ownership	activities
Aberfeldy Holdings Limited	August 6, 2024	Republic of Seychelles	Parent	Holding Company
26 Rafael Sdn. Bhd.	April 22, 2022	Malaysia	100%	Data-to-AI, End-to-End Solutions